Exhibit 99.1

Hyundai Auto Receivables Trust 2013-B
Monthly Servicing Report

Collection Period	August 2016
Distribution Date	09/15/16
Transaction Month	38
30/360 Days	30
Actual/360 Days	31

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	June 1, 2013
Closing Date:	June 27, 2013

	Dollars	Units	WAC	WARM
Original Pool Balance:	$1,547,772,942.62	80,923	3.53%	56.05
Original Adj. Pool Balance:	$1,514,531,732.70

		Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$348,000,000.00	22.484%	0.25000%	July 15, 2014
Class A-2 Notes	Fixed	$455,000,000.00	29.397%	0.53000%	March 15, 2016
Class A-3 Notes	Fixed	$431,000,000.00	27.846%	0.71000%	September 15, 2017
Class A-4 Notes	Fixed	$167,690,000.00	10.834%	1.01000%	February 15, 2019
Class B Notes	Fixed	$27,270,000.00	1.762%	1.45000%	February 15, 2019
Class C Notes	Fixed	$40,890,000.00	2.642%	1.71000%	February 15, 2019
Class D Notes	Fixed	$33,310,000.00	2.152%	2.48000%	September 16, 2019
Total Securities		$1,503,160,000.00	97.118%

Overcollateralization		$11,371,732.70	0.735%
YSOA		$33,241,209.92	2.148%
Total Original Pool Balance		$1,547,772,942.62	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$-	-	$-	-	$-
Class A-4 Notes	$116,233,413.27	0.6931446	$99,766,880.22	0.5949483	$16,466,533.05
Class B Notes	$27,270,000.00	1.0000000	$27,270,000.00	1.0000000	$-
Class C Notes	$40,890,000.00	1.0000000	$40,890,000.00	1.0000000	$-
Class D Notes	$33,310,000.00	1.0000000	$33,310,000.00	1.0000000	$-
Total Securities	$217,703,413.27	0.1448305	$201,236,880.22	0.1338759	$16,466,533.05

Weighted Avg. Coupon (WAC)	3.59%		3.60%
Weighted Avg. Remaining Maturity (WARM)	22.91		22.05
Pool Receivables Balance	$243,946,709.72		$227,158,353.91
Remaining Number of Receivables	32,974		32,114

Adjusted Pool Balance	$240,421,389.26		$223,954,856.21

III. COLLECTIONS

Principal:
Principal Collections	$16,550,714.01
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$223,689.59
Total Principal Collections	$16,774,403.60

Interest:
Interest Collections	$731,929.21
Late Fees & Other Charges	$52,818.04
Interest on Repurchase Principal	$-
Total Interest Collections	$784,747.25

Collection Account Interest	$5,662.36
Reserve Account Interest	$1,321.05
Servicer Advances	$-

Total Collections	$17,566,134.26

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Hyundai Auto Receivables Trust 2013-B
Monthly Servicing Report

Collection Period	August 2016
Distribution Date	09/15/16
Transaction Month	38
30/360 Days	30
Actual/360 Days	31

IV. DISTRIBUTIONS

Total Collections	$17,566,134.26
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$17,566,134.26

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$203,288.92	$-	$203,288.92	$203,288.92
Collection Account Interest					$5,662.36
Late Fees & Other Charges					$52,818.04
Total due to Servicer					$261,769.32

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$-		$-
Class A-4 Notes		$97,829.79		$97,829.79

Total Class A interest:		$97,829.79		$97,829.79	$97,829.79

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$32,951.25		$32,951.25	$32,951.25

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$58,268.25		$58,268.25	$58,268.25

7. Third Priority Principal Distribution:		$-		$-	$-

8. Class D Noteholders Interest:		$68,840.67		$68,840.67	$68,840.67

Available Funds Remaining:					$17,046,474.98

9. Regular Principal Distribution Amount:					$16,466,533.05

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$-
Class A-4 Notes				$16,466,533.05
Class A Notes Total:		$16,466,533.05		$16,466,533.05
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Class D Notes Total:		$-		$-
Total Noteholders Principal		$16,466,533.05		$16,466,533.05

10. Required Deposit to Reserve Account					0.00

11. Trustee Expenses					0.00

12. Remaining Available Collections Released to Certificateholder					579,941.93

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$3,525,320.46
Beginning Period Amount	$3,525,320.46
Current Period Amortization	$321,822.76
Ending Period Required Amount	$3,203,497.70
Ending Period Amount	$3,203,497.70
Next Distribution Date Required Amount	$2,899,037.66

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$3,786,329.33
Beginning Period Amount	$3,786,329.33
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$3,786,329.33
Ending Period Amount	$3,786,329.33

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%

	Beginning	Ending	Target
Overcollateralization Amount	$22,717,975.99	$22,717,975.99	$22,717,975.99
Overcollateralization as a % of Original Adjusted Pool	1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool	9.45%	10.14%	10.14%

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Hyundai Auto Receivables Trust 2013-B
Monthly Servicing Report

Collection Period	August 2016
Distribution Date	09/15/16
Transaction Month	38
30/360 Days	30
Actual/360 Days	31

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	97.97%	31,462	97.15%	$220,687,232.75
30 - 60 Days	1.60%	513	2.22%	$5,046,593.74
61 - 90 Days	0.37%	120	0.55%	$1,258,065.37
91-120 Days	0.06%	19	0.07%	$166,462.05
121 + Days	0.00%	0	0.00%	$-
Total		32,114		$227,158,353.91

Delinquent Receivables 30+ Days Past Due
Current Period	2.03%	652	2.85%	$6,471,121.16
1st Preceding Collection Period	1.99%	657	2.80%	$6,822,411.47
2nd Preceding Collection Period	1.93%	652	2.69%	$7,036,129.69
3rd Preceding Collection Period	1.86%	645	2.60%	$7,291,795.60
Four-Month Average	1.95%		2.73%

Repossession in Current Period		31		$348,704.63
Repossession Inventory		57		$285,131.27

Current Charge-Offs
Gross Principal of Charge-Offs				$237,641.80
Recoveries				$(223,689.59)
Net Loss				$13,952.21

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				0.07%

Average Pool Balance for Current Period				$235,552,531.82

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				0.07%
1st Preceding Collection Period				0.33%
2nd Preceding Collection Period				0.33%
3rd Preceding Collection Period				0.10%
Four-Month Average				0.21%

Cumulative Charge-Offs	Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs	25	2,319	$35,400,463.66
Recoveries	27	2,146	$(21,470,519.57)
Net Loss			$13,929,944.09
Cumulative Net Loss as a % of Initial Pool Balance			0.90%

Net Loss for Receivables that have experienced a Net Loss *	17	1,965	$14,035,692.39
Average Net Loss for Receivables that have experienced a Net Loss			$7,142.85

Principal Balance of Extensions			$1,272,603.39
Number of Extensions			122

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

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